Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings Per Share	For the purpose of diluted earnings per share calculation, the Group considers dilutive effects of share-based compensation.

	2021	2022	2023

Net income attributable to the shareholders of the Company	431,914	585,026	841,351
Weighted average number of common shares for basic earnings per share	192,187,223	191,725,280	189,859,971
Weighted average number of common shares for diluted earnings per share	194,341,305	193,991,446	192,062,409

Earnings per share – basic (KZT)	2,247	3,051	4,431
Earnings per share – diluted (KZT)	2,222	3,016	4,381

Reconciliation Number of Shares Used for Basic and Diluted EPS

Reconciliation of the number of shares used for basic and diluted EPS:

	2021	2022	2023
Weighted average number of common shares for basic earnings per share	192,187,223	191,725,280	189,859,971
Number of potential common shares attributable to share-based compensation	2,154,082	2,266,166	2,202,438

Weighted average number of common shares for diluted earnings per share	194,341,305	193,991,446	192,062,409